Expense Example - FidelityLow-PricedStockK6Fund-PRO - FidelityLow-PricedStockK6Fund-PRO - Fidelity Low-Priced Stock K6 Fund - Fidelity Low-Priced Stock K6 Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628